UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03964

Dreyfus Government Cash Management Funds

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Institutional Shares – DGCXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0289SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Investor Shares – DGVXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$21	0.42%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0672SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Administrative Shares – DAGXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$14	0.27%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0567SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Participant Shares – DPGXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$29	0.57%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0597SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Wealth Shares – DGQXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$21	0.42%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6349SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Service Shares – DGUXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.97%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6348SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

BOLD® Shares – DBLXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6356SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

SPARK℠ Shares – SPKXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the period?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARKSM Shares*	$9	0.17%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-4147SA0724

Dreyfus Government Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

BOLD® Future Shares – DBFXX

This semi-annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of June 4, 2024, the commencement of the Fund's BOLD® Future Shares, to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Future Shares*	$8	0.48%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$122,552	122

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

How has the Fund changed?

• On June 4, 2024, the Fund commenced offering BOLD® Future Shares.

This is a summary of certain changes to the Fund since June 4, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6358SA0724

Dreyfus Government Securities Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Institutional Shares – DIPXX

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.20%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0227SA0724

Dreyfus Government Securities Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Investor Shares – DVPXX

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$23	0.45%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0610SA0724

Dreyfus Government Securities Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Administrative Shares – DAPXX

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$15	0.30%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0557SA0724

Dreyfus Government Securities Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Participant Shares – DGPXX

This semi-annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$30	0.60%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$4,103	71

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0587SA0724

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Dreyfus Government Cash Management Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

July 31, 2024

Share Class	Ticker
Institutional Shares	DGCXX
Investor Shares	DGVXX
Administration Shares	DAGXX
Participant Shares	DPGXX
Wealth Shares	DGQXX
Service Shares	DGUXX
BOLD® Shares	DBLXX
SPARKSM Shares	SPKXX
BOLD® Future Shares	DBFXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dreyfus Government Cash Management Fund

Statement of Investments

July 31, 2024 (Unaudited)

U.S. Government Agencies Obligations - 11.2%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/2024, Bonds (3 Month SOFR +0.10%)	5.43	120,000,000	[a]	120,000,000
8/1/2024, Bonds (3 Month SOFR +0.10%)	5.43	71,500,000	[a]	71,500,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.15%)	5.48	40,000,000	[a]	40,000,000
8/1/2024, Bonds (3 Month SOFR +0.15%)	5.48	95,000,000	[a]	95,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	100,000,000	[a]	100,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	30,000,000	[a]	30,000,000
8/1/2024, Bonds (3 Month SOFR +0.17%)	5.50	75,000,000	[a]	75,000,000
8/1/2024, Bonds (3 Month SOFR +0.19%)	5.52	80,000,000	[a]	80,000,000
Federal Home Loan Banks:
8/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.02%)	5.35	384,000,000	[a]	384,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.02%)	5.35	204,000,000	[a]	204,000,000
8/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.08%)	5.41	292,500,000	[a]	292,500,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.11%)	5.44	217,000,000	[a]	217,000,000
8/1/2024, Bonds (3 Month SOFR +0.14%)	5.47	425,000,000	[a]	425,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.14%)	5.47	80,000,000	[a]	80,000,000
8/1/2024, Bonds (3 Month SOFR +0.15%)	5.48	378,000,000	[a]	378,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.15%)	5.48	100,000,000	[a]	100,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.15%)	5.48	274,000,000	[a]	274,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	300,000,000	[a]	300,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	555,000,000	[a]	555,000,000
8/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.16%)	5.49	757,000,000	[a]	757,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.16%)	5.49	250,000,000	[a]	250,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	305,000,000	[a]	305,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	387,000,000	[a]	387,000,000
9/27/2024, Notes	5.37	282,000,000	[b]	279,655,875
1/23/2025, Notes	4.90	1,250,000,000	[b]	1,221,323,820
2/4/2025, Notes	4.85	372,500,000	[b]	363,463,875
2/7/2025, Notes	4.99	480,000,000	[b]	467,840,000
2/7/2025, Bonds	5.13	588,000,000		588,000,000
2/10/2025, Notes	4.97	2,235,000,000	[b]	2,177,750,839
2/11/2025, Notes	4.95	256,000,000	[b]	249,433,316
4/7/2025, Bonds	5.18	362,100,000		362,100,000
4/14/2025, Bonds	5.23	725,000,000		725,000,000
5/5/2025, Bonds	5.20	728,800,000		728,800,000
5/12/2025, Bonds	5.32	721,000,000		721,000,000
Federal National Mortgage Association:
8/1/2024, Notes (3 Month SOFR +0.10%)	5.43	264,800,000	[a,c]	264,800,000
U.S. International Development Finance Corporation:
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.28	13,538,463	[a]	13,538,463
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.50	5,625,000	[a]	5,625,000
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.50	10,000,000	[a]	10,000,000
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.50	14,375,000	[a]	14,375,000
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.50	2,105,263	[a]	2,105,263
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.50	11,250,000	[a]	11,250,000
8/7/2024, (3 Month U.S. T-BILL FLAT)	5.50	9,027,778	[a]	9,027,778
Total U.S. Government Agencies Obligations (cost $13,735,089,229)				13,735,089,229

U.S. Treasury Bills - 19.4%	Annualized Yield (%)	Principal Amount ($)		Value ($)
8/1/2024	5.05	132,000,000	[b]	132,000,000
8/8/2024	5.12	628,000,000	[b]	627,383,949
8/15/2024	5.15	1,200,000,000	[b]	1,197,636,333
8/29/2024	5.22	595,000,000	[b]	592,625,950
9/12/2024	5.20	240,000,000	[b]	238,572,000
10/1/2024	5.36	1,190,000,000	[b]	1,179,434,123
10/3/2024	5.31	1,226,000,000	[b]	1,214,875,583
10/8/2024	5.35	971,000,000	[b]	961,416,768
10/10/2024	5.24	710,000,000	[b]	702,931,557
10/15/2024	5.35	605,000,000	[b]	598,420,625
10/17/2024	5.33	792,000,000	[b]	783,199,667
10/22/2024	5.36	1,114,000,000	[b]	1,100,754,540
10/24/2024	5.30	580,000,000	[b]	573,016,799
11/5/2024	5.35	970,000,000	[b]	956,536,397
11/7/2024	5.30	1,125,000,000	[b]	1,109,212,812
11/12/2024	5.35	1,177,000,000	[b]	1,159,505,694
11/14/2024	5.32	1,031,000,000	[b]	1,015,468,417
11/21/2024	5.32	1,148,700,000	[b]	1,130,259,534
11/29/2024	5.32	1,203,880,000	[b]	1,183,196,023
12/5/2024	5.32	880,000,000	[b]	864,122,599
12/12/2024	5.34	941,000,000	[b]	923,044,024
12/19/2024	5.33	1,230,000,000	[b]	1,205,365,834
12/26/2024	5.32	1,170,000,000	[b]	1,145,443,646
1/2/2025	5.30	570,000,000	[b]	557,527,927
1/9/2025	5.27	612,000,000	[b]	598,096,041
1/16/2025	5.17	933,500,000	[b]	911,783,682
3/20/2025	5.03	1,140,000,000	[b]	1,104,814,853
Total U.S. Treasury Bills (cost $23,766,645,377)				23,766,645,377
U.S. Treasury Floating Rate Notes - 6.8%
8/1/2024, (3 Month USBMMY +0.14%)	5.35	1,031,000,000	[a]	1,030,890,329
8/1/2024, (3 Month USBMMY +0.13%)	5.38	868,000,000	[a]	867,789,063
8/1/2024, (3 Month USBMMY +0.15%)	5.41	2,277,000,000	[a]	2,277,009,862
8/1/2024, (3 Month USBMMY +0.20%)	5.41	1,163,000,000	[a]	1,163,012,687
8/1/2024, (3 Month USBMMY +0.17%)	5.43	50,000,000	[a]	49,998,900
8/1/2024, (3 Month USBMMY +0.17%)	5.43	1,068,000,000	[a]	1,068,000,000
8/1/2024, (3 Month USBMMY +0.25%)	5.50	1,881,000,000	[a]	1,882,137,273
Total U.S. Treasury Floating Rate Notes (cost $8,338,838,114)				8,338,838,114
U.S. Treasury Notes - .3%
3/31/2025 (cost $398,248,311)	0.50	410,000,000		398,248,311
Repurchase Agreements - 58.4%
ABN Amro Bank, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $270,040,125 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.63%, due 11/15/2025-8/15/2049, valued at $275,400,013)	5.35	270,000,000		270,000,000

Statement of Investments (Unaudited) (continued)

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $1,733,254,655 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-5.00%, due 11/15/2024-2/15/2034, valued at $1,767,660,052)	5.29	1,733,000,000	1,733,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $647,095,253 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 6.00%-6.50%, due 2/1/2054-5/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 4.00%-6.50%, due 7/1/2031-1/1/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-8.50%, due 2/20/2033-9/20/2052, U.S. Treasuries (including strips), 0.75%-4.00%, due 2/15/2034-2/15/2045, valued at $659,940,006)	5.30	647,000,000	647,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $515,075,819 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-2.38%, due 11/15/2024-8/15/2030, valued at $525,300,025)	5.30	515,000,000	515,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $100,014,778 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-7.00%, due 10/1/2028-5/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 4/1/2028-9/1/2057, valued at $102,000,016)	5.32	100,000,000	100,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $225,033,313 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 3.00%, due 7/15/2043-7/15/2043, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-6.00%, due 8/1/2032-8/1/2052, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.00%, due 9/1/2045-1/1/2057, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 6.00%, due 7/20/2054, valued at $229,970,213)	5.33	225,000,000	225,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $1,000,146,944 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.25%, due 8/15/2024-2/15/2051, valued at $1,020,000,001)	5.29	1,000,000,000	1,000,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $3,000,442,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.63%, due 1/15/2025-2/15/2054, valued at $3,060,000,002)	5.31	3,000,000,000	3,000,000,000

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)

Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $900,133,750 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.28%-4.50%, due 3/15/2037-10/15/2048, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-6.00%, due 9/25/2046-8/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-7.00%, due 2/1/2026-7/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-4.00%, due 6/25/2033-6/25/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.00%, due 7/1/2034-7/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 9/20/2040-2/20/2074, valued at $941,696,712)

	5.35	900,000,000	900,000,000
Bank of Montreal, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $500,074,167 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 8/15/2024-5/15/2054, valued at $510,000,000)	5.34	500,000,000	500,000,000

Bank of Montreal, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $400,059,444 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.55%-0.75%, due 3/15/2043-6/15/2047, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-5.00%, due 4/25/2041-6/25/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 3/25/2046-6/25/2054, Federal National Mortgage Association-Agency Debentures and Agency Strips, 2.00%, due 3/1/2051, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 0.26%, due 2/25/2031, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-5.00%, due 10/20/2044-5/20/2074, valued at $429,879,663)

	5.35	400,000,000	400,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $420,062,300 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.50%, due 8/1/2024-2/15/2053, valued at $428,463,546)	5.34	420,000,000	420,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $500,074,306 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-7.00%, due 8/1/2051-7/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.00%, due 12/1/2027-6/1/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-4.50%, due 12/20/2049-12/20/2051, valued at $510,075,792)	5.35	500,000,000	500,000,000

Statement of Investments (Unaudited) (continued)

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $500,074,167 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 12/31/2025-11/15/2052, valued at $510,000,000)	5.34	500,000,000	500,000,000
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $850,126,083 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.00%, due 2/28/2025-8/15/2053, valued at $867,000,066)	5.34	850,000,000	850,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $2,824,418,893 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.63%, due 1/15/2025-5/15/2054, valued at $2,880,480,000)	5.34	2,824,000,000	2,824,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $165,024,521 (fully collateralized by: U.S. Treasuries (including strips), 1.88%, due 2/15/2032, valued at $168,300,086)	5.35	165,000,000	165,000,000
Daiwa Capital Markets America, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $500,074,167 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.41%, due 8/31/2024-2/15/2054, valued at $510,000,006)	5.34	500,000,000	500,000,000

Daiwa Capital Markets America, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $975,144,896 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.30%-6.25%, due 4/25/2054-7/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-7.00%, due 1/1/2032-7/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 3.00%-6.25%, due 6/25/2050-12/25/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 9/1/2027-7/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-3.50%, due 12/16/2050-7/20/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 8/20/2035-5/20/2054, U.S. Treasuries (including strips), 0.75%-4.63%, due 12/31/2024-5/15/2050, valued at $998,295,096)

	5.35	975,000,000	975,000,000
Federal Reserve Bank of New York, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $3,000,441,667 (fully collateralized by: U.S. Treasuries (including strips), 0.88%-1.63%, due 11/15/2030-5/15/2031, valued at $3,000,441,732)	5.30	3,000,000,000	3,000,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 7/31/2024, due at 8/1/2024 in the amount of $13,802,047,000 (fully collateralized by: U.S. Treasuries (including strips), 0.62%-4.62%, due 7/31/2029-4/30/2031, valued at $14,076,000,000)	5.34	13,800,000,000	13,800,000,000

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 7/31/2024, due at 8/1/2024 in the amount of $1,900,282,361 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-4.88%, due 3/31/2026-9/30/2030, valued at $1,938,000,044)	5.35	1,900,000,000	1,900,000,000
Goldman Sachs & CO. LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $900,133,750 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 9/1/2025-7/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 4/1/2026-2/1/2057, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-6.50%, due 5/15/2040-3/15/2058, U.S. Treasuries (including strips), 4.63%, due 4/30/2031, valued at $918,000,001)	5.35	900,000,000	900,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $20,002,967 (fully collateralized by: Government National Mortgage Association-Agency Mortgage-Backed Securities, 4.00%-6.50%, due 9/20/2052-7/20/2054, valued at $20,400,000)	5.34	20,000,000	20,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $1,250,185,764 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.30%-7.50%, due 10/1/2032-1/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.73%-7.50%, due 12/1/2028-8/1/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 4.50%, due 4/20/2051, valued at $1,275,000,000)	5.35	1,250,000,000	1,250,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $300,044,583 (fully collateralized by: Federal National Mortgage Association-Agency Mortgage-Backed Securities, 4.50%-6.00%, due 7/1/2052-6/1/2054, valued at $306,000,000)	5.35	300,000,000	300,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $500,074,306 (fully collateralized by: Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.00%, due 5/1/2047-6/1/2054, valued at $510,000,000)	5.35	500,000,000	500,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $4,000,593,333 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.13%, due 4/15/2025-5/15/2029, valued at $4,080,000,001)	5.34	4,000,000,000	4,000,000,000
JP Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $6,876,021,701 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 10/1/2030-8/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-8.00%, due 12/1/2025-7/1/2054, valued at $7,012,500,001)	5.35	6,875,000,000	6,875,000,000

Statement of Investments (Unaudited) (continued)

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
JP Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $625,092,882 (fully collateralized by: Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-8.00%, due 10/1/2031-3/1/2062, valued at $637,500,001)	5.35	625,000,000		625,000,000
JP Morgan Securities LLC, (1 Month SOFR +0.01%), Tri-Party Agreement thru BNY, dated 7/31/2024, due at interest rate reset date of 8/1/2024 in the amount of $843,870,767 and maturity date of 8/7/2024 (fully collateralized by: Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.00%-7.00%, due 10/1/2035-8/1/2054, valued at $856,800,002)	5.39	840,000,000	[a]	840,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.02%), Tri-Party Agreement thru BNY, dated 7/31/2024, due at interest rate reset date of 8/1/2024 in the amount of $353,625,067 and maturity date of 8/7/2024 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.10%-5.00%, due 7/15/2035-9/25/2053, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.05%-6.00%, due 2/25/2038-4/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-6.00%, due 2/1/2039-6/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 2/25/2037-8/25/2054, Federal National Mortgage Association-Agency Debentures and Agency Strips, 6.00%, due 8/1/2038, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due 4/20/2041-9/16/2062, valued at $379,290,494)

	5.40	352,000,000	[a]	352,000,000

JP Morgan Securities LLC, (1 Month SOFR +0.16%), Tri-Party Agreement thru BNY, dated 7/31/2024, due at interest rate reset date of 8/1/2024 in the amount of $1,502,082,147 and maturity date of 10/30/2024 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.00%-5.64%, due 4/25/2025-2/25/2059, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-7.50%, due 1/15/2036-8/25/2054, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 5.50%-6.50%, due 11/1/2053-7/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-5.99%, due 5/25/2026-3/25/2054, Federal National Mortgage Association-Agency Debentures and Agency Strips, 2.00%-6.50%, due 6/1/2031-6/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.05%-7.00%, due 8/16/2039-7/16/2064, valued at $1,601,887,904)

	5.54	1,495,000,000	[d]	1,495,000,000
Mizuho Securities USA, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $1,900,281,833 (fully collateralized by: U.S. Treasuries (including strips), 0.00%, due 8/6/2024-7/10/2025, valued at $1,938,000,061)	5.34	1,900,000,000		1,900,000,000

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $945,140,175 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.75%, due 8/15/2024-2/15/2048, valued at $963,900,053)	5.34	945,000,000	945,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $205,030,408 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-6.88%, due 1/15/2025-11/15/2050, valued at $209,100,041)	5.34	205,000,000	205,000,000

Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $3,750,557,292 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-7.50%, due 4/1/2032-7/1/2054, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 11.25%, due 5/25/2041, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 7/1/2026-6/1/2063, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 3.00%-6.00%, due 3/20/2045-4/20/2054, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 1/20/2046-5/15/2065, U.S. Treasuries (including strips), 1.50%-4.88%, due 4/30/2026-11/30/2028, valued at $3,828,088,351)

	5.35	3,750,000,000	3,750,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $1,940,288,306 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.00%-6.59%, due 8/15/2032-8/15/2057, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-5.50%, due 2/15/2038-1/25/2061, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-3.50%, due 1/1/2047-1/1/2052, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-10.00%, due 12/25/2027-3/25/2061, Federal National Mortgage Association-Agency Debentures and Agency Strips, 3.50%-5.00%, due 2/25/2031-2/1/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.00%, due 7/1/2044-8/1/2053, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 9/20/2036-2/16/2063, Government National Mortgage Association-Agency Mortgage-Backed Securities, 4.50%-6.50%, due 4/20/2053-7/20/2054, U.S. Treasuries (including strips), 0.00%-7.63%, due 12/15/2024-2/15/2044, valued at $2,054,752,247)

	5.35	1,940,000,000	1,940,000,000

Statement of Investments (Unaudited) (continued)

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
Royal Bank of Canada, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $150,022,292 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-5.50%, due 1/1/2052-12/1/2052, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 3.50%, due 6/1/2050, U.S. Treasuries (including strips), 0.13%-5.00%, due 9/30/2025-2/15/2048, valued at $153,000,038)	5.35	150,000,000		150,000,000

Royal Bank of Canada, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $2,110,313,569 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 5/15/2027-8/15/2056, Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-7.00%, due 1/25/2031-11/25/2053, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 6.00%, due 7/1/2053, Federal National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-6.50%, due 5/25/2031-3/25/2062, Federal National Mortgage Association-Agency Debentures and Agency Strips, 4.00%, due 5/1/2054, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 3.00%-5.50%, due 5/1/2052-2/1/2054, Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.00%-7.50%, due 12/20/2027-9/20/2063, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 5/20/2027-8/20/2063, U.S. Treasuries (including strips), 0.00%-7.50%, due 10/29/2024-2/15/2031, valued at $2,229,591,009)

	5.35	2,110,000,000		2,110,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $4,000,593,333 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-7.63%, due 11/15/2024-2/15/2054, valued at $4,080,000,079)	5.34	4,000,000,000		4,000,000,000
Societe Generale, (1 Month SOFR FLAT), Tri-Party Agreement thru BNY, dated 7/31/2024, due at interest rate reset date of 8/1/2024 in the amount of $1,000,148,056 and maturity date of 8/7/2024 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.63%, due 9/24/2024-5/15/2044, valued at $1,020,000,096)	5.33	1,000,000,000	[a]	1,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $3,000,445,000 (fully collateralized by: U.S. Treasuries (including strips), 0.38%-5.00%, due 9/30/2024-2/15/2050, valued at $3,060,000,009)	5.34	3,000,000,000		3,000,000,000
TD Securities (USA) LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $400,059,333 (fully collateralized by: Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 3/20/2048-6/20/2054, valued at $408,000,000)	5.34	400,000,000		400,000,000

Repurchase Agreements - 58.4% (continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
UBS Securities LLC, Tri-Party Agreement thru BNY, dated 7/31/2024, due at 8/1/2024 in the amount of $300,044,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-6.50%, due 8/1/2024-2/15/2054, valued at $306,000,048)	5.34	300,000,000	300,000,000
Total Repurchase Agreements (cost $71,581,000,000)			71,581,000,000
Total Investments (cost $117,819,821,031)		96.1%	117,819,821,031
Cash and Receivables (Net)		3.9%	4,731,813,315
Net Assets		100.0%	122,551,634,346

SOFR—Secured Overnight Financing Rate

USBMMY—U.S. Treasury Bill Money Market Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Illiquid security; investment has a put feature and a variable or floating rate. Security description also includes the reference rate and spread if published and available. The interest rate shown is the current rate as of July 31, 2024 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2024, these securities amounted to $1,495,000,000 or 1.22% of net assets.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $71,581,000,000) —Note 1(b)	117,819,821,031	117,819,821,031
Cash		4,604,083,882
Interest receivable		126,691,526
Receivable for shares of Beneficial Interest subscribed		110,009,718
Prepaid expenses		1,360,371
		122,661,966,528
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		26,993,987
Payable for shares of Beneficial Interest redeemed		82,861,815
Trustees’ fees and expenses payable		54,369
Other accrued expenses		422,011
		110,332,182
Net Assets ($)		122,551,634,346
Composition of Net Assets ($):
Paid-in capital		122,553,450,033
Total distributable earnings (loss)		(1,815,687)
Net Assets ($)		122,551,634,346

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	82,867,441,112	10,923,282,227	2,978,855,573	3,178,876,342
Shares Outstanding	82,868,866,666	10,923,401,324	2,978,936,535	3,178,918,307
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Net Asset Value Per Share	Wealth Shares	Service Shares	BOLD® Shares	SPARKSM Shares	BOLD® Future Shares
Net Assets ($)	7,625,240,173	6,608,660,893	7,375,517,331	993,720,695	40,000
Shares Outstanding	7,625,312,736	6,608,744,940	7,375,581,095	993,727,914	40,000
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	3,157,163,068
Expenses:
Management fee—Note 2(a)	117,572,743
Shareholder servicing costs—Note 2(b)	37,220,857
Administrative service fees—Note 2(c)	20,299,728
Registration fees	1,190,856
Custodian fees—Note 2(c)	945,436
Trustees’ fees and expenses—Note 2(d)	242,493
Prospectus and shareholders’ reports	64,338
Professional fees	53,509
Chief Compliance Officer fees—Note 2(c)	13,672
Miscellaneous	540,321
Total Expenses	178,143,953
Less—reduction in expenses due to undertaking—Note 2(a)	(23,513,498)
Less—reduction in fees due to earnings credits—Note 2(c)	(7,793)
Net Expenses	154,622,662
Net Investment Income	3,002,540,406
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(246,527)
Net Increase in Net Assets Resulting from Operations	3,002,293,879

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2024 (Unaudited)[a,b]	Year Ended January 31, 2024[c,d]
Operations ($):
Net investment income	3,002,540,406	5,748,635,282
Net realized gain (loss) on investments	(246,527)	(150,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,002,293,879	5,748,484,614
Distributions ($):
Distributions to shareholders:
Institutional Shares	(2,074,120,338)	(4,300,945,681)
Investor Shares	(273,275,985)	(451,928,317)
Administrative Shares	(72,002,563)	(135,145,211)
Participant Shares	(72,476,686)	(108,619,052)
Wealth Shares	(188,108,377)	(194,636,984)
Service Shares	(144,466,626)	(237,309,790)
BOLD® Shares	(152,172,436)	(300,589,324)
SPARKSM Shares	(25,917,084)	(19,809,775)
BOLD® Future Shares	(311)	-
Total Distributions	(3,002,540,406)	(5,748,984,134)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	274,807,068,241	609,128,463,442
Investor Shares	13,064,520,572	29,221,843,221
Administrative Shares	4,961,100,118	9,553,768,697
Participant Shares	8,788,793,237	9,304,826,072
Wealth Shares	6,513,818,348	10,724,044,306
Service Shares	4,114,505,325	10,515,173,509
BOLD® Shares	21,739,151,367	47,580,614,932
SPARKSM Shares	1,524,187,266	1,903,320,420
BOLD® Future Shares	40,000	-
Distributions reinvested:
Institutional Shares	488,502,680	1,069,776,072
Investor Shares	231,991,468	371,304,736
Administrative Shares	53,447,071	94,234,688
Participant Shares	52,350,184	102,687,159
Wealth Shares	186,384,181	191,721,237
Service Shares	139,459,085	227,447,268
BOLD® Shares	6,015,199	11,991,355
Cost of shares redeemed:
Institutional Shares	(279,739,632,568)	(646,585,636,872)
Investor Shares	(13,664,367,083)	(25,362,549,621)
Administrative Shares	(4,786,725,817)	(9,768,969,097)
Participant Shares	(8,620,616,561)	(8,380,411,419)
Wealth Shares	(6,560,850,132)	(5,410,352,109)
Service Shares	(4,197,931,338)	(9,050,212,302)
BOLD® Shares	(20,172,974,554)	(45,357,303,820)
SPARKSM Shares	(1,507,514,698)	(926,265,074)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,579,278,409)	(20,840,483,200)
Total Increase (Decrease) in Net Assets	(2,579,524,936)	(20,840,982,720)
Net Assets ($):
Beginning of Period	125,131,159,282	145,972,142,002
End of Period	122,551,634,346	125,131,159,282

[a]	During the period ended July 31, 2024, 17,854 Service shares representing $17,910 were exchanged for 17,910 Wealth shares.
[b]	On June 4, 2024, the fund commenced offering BOLD® Future shares.
[c]	On August 15, 2023, the fund commenced offering SPARKSM shares.
[d]	During the period ended January 31, 2024, 43,622 Service shares representing $43,741 were exchanged for 43,741 Wealth shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
	July 31, 2024	Year Ended January 31,
Institutional Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.026	.050	.019	.000[a]	.002	.020
Distributions:
Dividends from net investment income	(.026)	(.050)	(.019)	(.000)[a]	(.002)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.62[b]	5.12	1.90	.03	.24	2.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets	.17[c]	.17	.14	.04	.15	.16
Ratio of net investment income to average net assets	5.20[c]	4.97	1.92	.03	.20	2.00
Net Assets, end of period ($ x 1,000)	82,867,441	87,311,731	123,699,383	107,504,150	82,115,918	52,217,126

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	July 31, 2024	Year Ended January 31,
Investor Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.025	.048	.017	.000[a]	.002	.018
Distributions:
Dividends from net investment income	(.025)	(.048)	(.017)	(.000)[a]	(.002)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.49[b]	4.86	1.69	.03	.16	1.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[c]	.46	.46	.45	.46	.46
Ratio of net expenses to average net assets	.42[c]	.43	.37	.03	.22	.41
Ratio of net investment income to average net assets	4.95[c]	4.79	1.89	.03	.14	1.76
Net Assets, end of period ($ x 1,000)	10,923,282	11,291,168	7,060,619	3,717,395	2,957,837	3,230,590

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Administrative Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.025	.049	.018	.000[a]	.002	.019
Distributions:
Dividends from net investment income	(.025)	(.049)	(.018)	(.000)[a]	(.002)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.57[b]	5.02	1.82	.03	.19	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.30	.31	.31	.31
Ratio of net expenses to average net assets	.27[c]	.27	.23	.04	.19	.26
Ratio of net investment income to average net assets	5.10[c]	4.90	1.74	.03	.16	1.88
Net Assets, end of period ($ x 1,000)	2,978,856	2,751,013	2,872,019	5,310,286	2,927,070	2,106,473

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	July 31, 2024	Year Ended January 31,
Participant Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.024	.046	.016	.000[a]	.001	.016
Distributions:
Dividends from net investment income	(.024)	(.046)	(.016)	(.000)[a]	(.001)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.41[b]	4.71	1.58	.03	.14	1.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.60	.61	.61	.62
Ratio of net expenses to average net assets	.57[c]	.58	.46	.04	.26	.57
Ratio of net investment income to average net assets	4.80[c]	4.64	1.52	.03	.13	1.32
Net Assets, end of period ($ x 1,000)	3,178,876	2,958,453	1,931,271	1,982,627	1,482,523	1,491,277

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Wealth Shares	(Unaudited)	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.025	.048	.017	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.025)	(.048)	(.017)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.49[c]	4.86	1.69	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.48	.46	.47	.55[e]
Ratio of net expenses to average net assets	.42[e]	.44	.35	.05	.19[e]
Ratio of net investment income to average net assets	4.96[e]	4.83	1.52	.03	.02[e]
Net Assets, end of period ($ x 1,000)	7,625,240	7,485,846	1,980,525	2,644,768	1,226

a On November 16, 2020, the fund commenced offering Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Service Shares	(Unaudited)	2024	2023	2022	2021[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.022	.042	.013	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.022)	(.042)	(.013)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.21[c]	4.29	1.29	.03	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	1.01	1.01	1.02	1.07[e]
Ratio of net expenses to average net assets	.97[e]	.98	.77	.05	.13[e]
Ratio of net investment income to average net assets	4.40[e]	4.22	1.32	.03	.01[e]
Net Assets, end of period ($ x 1,000)	6,608,661	6,552,644	4,860,265	3,654,871	48

a On November 16, 2020, the fund commenced offering Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

	Six Months Ended
	July 31, 2024	Year Ended January 31,
BOLD® Shares	(Unaudited)	2024	2023[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.026	.050	.019
Distributions:
Dividends from net investment income	(.026)	(.050)	(.019)
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	2.62[b]	5.12	1.90[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.22[c]
Ratio of net expenses to average net assets	.17[c]	.18	.16[c]
Ratio of net investment income to average net assets	5.21[c]	5.04	2.51[c]
Net Assets, end of period ($ x 1,000)	7,375,517	5,803,269	3,568,061

a On February 23, 2022, the fund commenced offering BOLD® shares.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months ended
July 31, 2024		Year Ended January 31,
SPARKSM Shares	(Unaudited)	2024[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Net investment income	.026	.024
Distributions:
Dividends from net investment income	(.026)	(.024)
Net asset value, end of period	1.00	1.00
Total Return (%)[b]	2.62	2.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.21	.24
Ratio of net expenses to average net assets[c]	.17	.18
Ratio of net investment income to average net assets[c]	5.21	5.22
Net Assets, end of period ($ x 1,000)	993,721	977,036

a On August 15, 2023, the fund commenced offering SPARKSM shares.

b Not annualized.

c Annualized.

See notes to financial statements.

Period Ended July 31,
BOLD® Future Shares	2024[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Net investment income	.008
Distributions:
Dividends from net investment income	(.008)
Net asset value, end of period	1.00
Total Return (%)[b]	.78[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.60[c]
Ratio of net expenses to average net assets[c]	.47[c]
Ratio of net investment income to average net assets[c]	4.91[c]
Net Assets, end of period ($ x 1,000)	40

a On June 4, 2024, the fund commenced offering BOLD® Future shares.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Government Cash Management Fund (the “fund”) is a separate diversified series of Dreyfus Government Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

On June 4, 2024, the fund commenced offering BOLD® Future Shares.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative, Participant, Wealth, Service, BOLD®, SPARKSM and BOLD® Future. Institutional, Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares class of the fund are subject to a Shareholder Services Plan. Participant, Service and BOLD® Future shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

As of July 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding BOLD® Future shares of the fund.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Repurchase Agreements	-	71,581,000,000	-	71,581,000,000
U.S. Government Agencies Obligations	-	13,735,089,229	-	13,735,089,229
U.S. Treasury Bills	-	23,766,645,377	-	23,766,645,377
U.S. Treasury Floating Rate Notes	-	8,338,838,114	-	8,338,838,114
U.S. Treasury Notes	-	398,248,311	-	398,248,311

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of July 31, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following tables:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Assets ($)		Liabilities ($)
Dreyfus Government Cash Management
Repurchase Agreements	71,581,000,000		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	71,581,000,000		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(71,581,000,000)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the repurchase agreement by the fund. See Statement of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Interest Rate Risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.

Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement and/or, for a tri-party repurchase agreement, the third party bank providing payment administration, collateral custody and management services for the transaction, could fail to honor the terms of the agreement.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,283,329 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2024. The fund has $1,283,327 of short-term capital losses and $2 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2024 was as follows: ordinary income $5,748,984,134. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to management agreements (the “Agreements”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. The Agreements provide that if in any full fiscal year the aggregate expenses, (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the Adviser will reimburse the relevant fund, or bear any excess expense over 1½%. During the period ended July 31, 2024, there were no reimbursements pursuant to the Agreements.

The Adviser has contractually agreed, from February 1, 2024 through May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after May 31, 2025, the Adviser may terminate this waiver agreement at any time. In addition, the Adviser has voluntary agreed to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.

The Adviser has contractually agreed, from February 1, 2024 through May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth, Service, BOLD® shares and SPARKSM shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .62%, 1.01%, ..18% and.18%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 31, 2025, the Adviser may terminate this expense limitation agreement at any time.

The Adviser has contractually agreed, from June 4, 2024 through May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund’s BOLD® Future shares so that the direct expenses of BOLD® Future shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .47% of the value of BOLD® Future shares average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 31, 2025, the Adviser may terminate the fee waiver agreement and/or expense limitation agreement at any time. The Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertakings amounted to $23,513,498 during the period ended July 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Compensation Shareholder Services Plan, with respect to Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares (the “Compensation Shareholder Service Plans”), Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares pay the Distributor at annual rate of .25%, ..10%, .25%, .25%, .25%, .25% and .25%, respectively, of the value

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

of the average daily net assets of its shares for the provision of certain services. The service provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2024, Institutional, Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares were charged $13,790,448, $1,411,412, $3,766,155, $9,492,458, $8,200,014 and $16, respectively, pursuant to each of their respective Compensation Shareholder Service Plans.

Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2024, Institutional shares were charged $447,929, pursuant to the Reimbursement Shareholder Services Plan.

(c) Under the Administrative Services Plan, with respect to Participant, Service and BOLD® Future shares, pursuant to which the fund may pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .15%, .55% and .05%, respectively of the value of their average daily net assets attributable to the fund’s Participant, Service and BOLD® Future shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended July 31, 2024, Participant, Service and BOLD® Future shares were charged $2,259,693, $18,040,032 and $3, respectively, pursuant to the Administrative Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2024, the fund was charged $45,085 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $7,793.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2024, the fund was charged $945,436 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended July 31, 2024, the fund was charged $2,330 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended July 31, 2024, the fund was charged $13,672 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $20,490,333, Administrative Services Plan fees of $3,470,443, Shareholder Services Plans fees of $6,197,802,

Custodian fees of $905,799, Chief Compliance Officer fees of $5,613 and Transfer Agent fees of $22,546, which are offset against an expense reimbursement currently in effect in the amount of $4,098,549.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on May 8, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional U.S. government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds (the “Performance Universe”), all for various periods ended March 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or below the Performance Group median for all periods and was at or above the Performance Universe median for all periods, except for the one-year period when the fund’s gross total return performance was below the Performance Universe median. The fund’s net total return performance was at or below the Performance Group median for all periods and was above the Performance Universe median for all periods, and was ranked in the first quartile of the Performance Universe for all periods, except for the one-year period. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during certain periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0289NCSRSA0724

Dreyfus Government Securities Cash Management

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

July 31, 2024

Share Class	Ticker
Institutional Shares	DIPXX
Investor Shares	DVPXX
Administrative Shares	DAPXX
Participant Shares	DGPXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dreyfus Government Securities Cash Management

Statement of Investments

July 31, 2024 (Unaudited)

U.S. Government Agencies Obligations - 16.7%	Annualized Yield (%)	Principal Amount ($)		Value ($)
Federal Farm Credit Banks:
8/1/2024, Bonds (3 Month SOFR +0.10%)	5.43	2,500,000	[a]	2,500,000
8/1/2024, Bonds (3 Month SOFR +0.20%)	5.53	5,000,000	[a]	5,000,000
Federal Home Loan Banks:
8/1/2024, Notes	5.32	60,000,000	[b]	60,000,000
8/1/2024, Bonds, Ser. 2 (3 Month SOFR FLAT)	5.33	30,000,000	[a]	30,000,000
8/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.01%)	5.34	45,000,000	[a]	45,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.01%)	5.34	50,000,000	[a]	50,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.01%)	5.34	75,000,000	[a]	75,000,000
8/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.08%)	5.41	11,000,000	[a]	11,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.11%)	5.44	15,000,000	[a]	15,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.14%)	5.47	14,000,000	[a]	14,000,000
8/1/2024, Bonds (3 Month SOFR +0.14%)	5.47	19,000,000	[a]	19,000,000
8/1/2024, Bonds, Ser. 0 (3 Month SOFR +0.15%)	5.48	15,000,000	[a]	15,000,000
8/1/2024, Bonds (3 Month SOFR +0.16%)	5.49	22,000,000	[a]	22,000,000
8/1/2024, Bonds, Ser. 1 (3 Month SOFR +0.16%)	5.49	5,000,000	[a]	5,000,000
8/21/2024, Notes	5.36	35,000,000	[b]	34,897,528
9/27/2024, Notes	5.37	86,000,000	[b]	85,285,125
1/23/2025, Notes	4.90	43,000,000	[b]	42,013,486
2/4/2025, Notes	4.85	13,000,000	[b]	12,684,645
2/7/2025, Notes	4.99	25,000,000	[b]	24,366,667
2/10/2025, Notes	4.95	26,300,000	[b]	25,628,853
4/7/2025, Bonds	5.18	13,000,000		13,000,000
4/14/2025, Bonds	5.23	26,000,000		26,000,000
5/5/2025, Bonds	5.20	26,000,000		26,000,000
5/12/2025, Bonds	5.32	27,400,000		27,400,000
Total U.S. Government Agencies Obligations (cost $685,776,304)				685,776,304
U.S. Treasury Bills - 74.3%
8/1/2024	5.33	83,000,000	[b]	83,000,000
8/6/2024	5.34	157,000,000	[b]	156,885,208
8/8/2024	5.29	137,000,000	[b]	136,861,142
8/13/2024	5.34	155,000,000	[b]	154,728,517
8/15/2024	5.30	169,000,000	[b]	168,657,346
8/20/2024	5.35	224,000,000	[b]	223,377,877
8/22/2024	5.33	228,000,000	[b]	227,303,019
8/27/2024	5.37	145,000,000	[b]	144,447,355
8/29/2024	5.33	125,000,000	[b]	124,491,061
9/3/2024	5.37	100,000,000	[b]	99,516,458
9/5/2024	5.36	121,000,000	[b]	120,380,938
9/10/2024	5.36	120,000,000	[b]	119,298,667
9/12/2024	5.32	130,000,000	[b]	129,200,250
9/17/2024	5.37	100,000,000	[b]	99,313,278
9/19/2024	5.33	66,000,000	[b]	65,530,988
9/24/2024	5.37	115,000,000	[b]	114,094,150
9/26/2024	5.35	43,000,000	[b]	42,649,837
10/1/2024	5.36	42,000,000	[b]	41,627,087
10/3/2024	5.33	85,000,000	[b]	84,224,689

3

Statement of Investments (Unaudited) (continued)

U.S. Treasury Bills - 74.3% (continued)	Annualized Yield (%)	Principal Amount ($)		Value ($)
10/8/2024	5.35	16,000,000	[b]	15,842,089
10/10/2024	5.29	51,000,000	[b]	50,487,775
10/15/2024	5.35	21,000,000	[b]	20,771,625
10/17/2024	5.30	72,000,000	[b]	71,203,820
10/22/2024	5.36	25,000,000	[b]	24,702,750
10/24/2024	5.32	66,000,000	[b]	65,202,420
11/5/2024	5.35	30,000,000	[b]	29,583,600
11/7/2024	5.30	43,000,000	[b]	42,396,579
11/12/2024	5.35	41,000,000	[b]	40,390,598
11/14/2024	5.32	40,000,000	[b]	39,397,417
11/29/2024	5.33	44,000,000	[b]	43,241,733
12/12/2024	5.34	10,400,000	[b]	10,201,549
12/19/2024	5.33	45,000,000	[b]	44,098,750
12/26/2024	5.32	43,000,000	[b]	42,097,502
1/2/2025	5.30	20,000,000	[b]	19,562,383
1/9/2025	5.27	22,000,000	[b]	21,500,184
1/16/2025	5.17	15,000,000	[b]	14,651,050
1/23/2025	5.19	42,000,000	[b]	40,981,208
3/20/2025	5.03	42,000,000	[b]	40,703,705
4/17/2025	5.17	39,000,000	[b]	37,620,933
Total U.S. Treasury Bills (cost $3,050,225,537)				3,050,225,537
U.S. Treasury Floating Rate Notes - 10.5%
8/1/2024, (3 Month USBMMY +0.14%)	5.35	40,000,000	[a]	39,995,104
8/1/2024, (3 Month USBMMY +0.13%)	5.38	61,000,000	[a]	60,974,954
8/1/2024, (3 Month USBMMY +0.15%)	5.41	95,000,000	[a]	95,000,296
8/1/2024, (3 Month USBMMY +0.20%)	5.41	87,000,000	[a]	87,004,188
8/1/2024, (3 Month USBMMY +0.17%)	5.43	60,000,000	[a]	59,999,106
8/1/2024, (3 Month USBMMY +0.17%)	5.43	40,000,000	[a]	39,980,253
8/1/2024, (3 Month USBMMY +0.25%)	5.50	47,000,000	[a]	47,025,295
Total U.S. Treasury Floating Rate Notes (cost $429,979,196)				429,979,196
U.S. Treasury Notes - .4%
3/31/2025 (cost $14,570,060)	4.96	15,000,000		14,570,060
Total Investments (cost $4,180,551,097)		101.9%		4,180,551,097
Liabilities, Less Cash and Receivables		(1.9%)		(77,626,908)
Net Assets		100.0%		4,102,924,189

SOFR—Secured Overnight Financing Rate

USBMMY—U.S. Treasury Bill Money Market Yield

a Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

b Security is a discount security. Income is recognized through the accretion of discount.

4

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	4,180,551,097	4,180,551,097
Cash		17,539,385
Receivable for shares of Beneficial Interest subscribed		4,930,326
Interest receivable		3,466,578
Prepaid expenses		91,443
		4,206,578,829
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		906,366
Payable for investment securities purchased		99,384,000
Payable for shares of Beneficial Interest redeemed		3,271,178
Trustees’ fees and expenses payable		4,466
Other accrued expenses		88,630
		103,654,640
Net Assets ($)		4,102,924,189
Composition of Net Assets ($):
Paid-in capital		4,102,982,918
Total distributable earnings (loss)		(58,729)
Net Assets ($)		4,102,924,189

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	3,005,342,159	312,413,626	576,771,898	208,396,506
Shares Outstanding	3,005,390,827	312,416,455	576,776,748	208,402,690
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

5

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	116,223,921
Expenses:
Management fee—Note 2(a)	4,327,461
Shareholder servicing costs—Note 2(b)	1,017,512
Administrative service fees—Note 2(c)	242,625
Registration fees	78,315
Professional fees	45,253
Custodian fees—Note 2(c)	41,971
Prospectus and shareholders’ reports	22,545
Chief Compliance Officer fees—Note 2(c)	13,672
Trustees’ fees and expenses—Note 2(d)	9,084
Miscellaneous	56,825
Total Expenses	5,855,263
Less—reduction in expenses due to undertaking—Note 2(a)	(216,245)
Less—reduction in fees due to earnings credits—Note 2(c)	(496)
Net Expenses	5,638,522
Net Investment Income	110,585,399
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(781)
Net Increase in Net Assets Resulting from Operations	110,584,618

See notes to financial statements.

6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Operations ($):
Net investment income	110,585,399	198,038,170
Net realized gain (loss) on investments	(781)	(20,719)
Net Increase (Decrease) in Net Assets Resulting from Operations	110,584,618	198,017,451
Distributions ($):
Distributions to shareholders:
Institutional Shares	(84,552,760)	(157,938,492)
Investor Shares	(7,651,211)	(11,266,230)
Administrative Shares	(10,667,049)	(15,463,297)
Participant Shares	(7,713,077)	(13,361,039)
Total Distributions	(110,584,097)	(198,029,058)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,535,713,885	8,864,420,491
Investor Shares	227,057,131	565,861,972
Administrative Shares	1,027,630,524	1,280,646,542
Participant Shares	528,460,684	684,560,488
Distributions reinvested:
Institutional Shares	23,549,127	34,554,314
Investor Shares	2,392,411	3,171,277
Administrative Shares	8,986,994	12,195,518
Participant Shares	6,384,928	12,796,440
Cost of shares redeemed:
Institutional Shares	(5,052,183,766)	(8,718,827,520)
Investor Shares	(210,855,157)	(475,561,512)
Administrative Shares	(784,112,677)	(1,264,653,282)
Participant Shares	(682,574,161)	(649,667,350)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(369,550,077)	349,497,378
Total Increase (Decrease) in Net Assets	(369,549,556)	349,485,771
Net Assets ($):
Beginning of Period	4,472,473,745	4,122,987,974
End of Period	4,102,924,189	4,472,473,745

See notes to financial statements.

7

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Institutional Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.026	.050	.018	.000[a]	.003	.019
Distributions:
Dividends from net investment income	(.026)	(.050)	(.018)	(.000)[a]	(.003)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.60[b]	5.06	1.79	.01	.25	1.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[c]	.21	.21	.21	.21	.22
Ratio of net expenses to average net assets	.20[c]	.20	.19	.06	.20	.22
Ratio of net investment income to average net assets	5.17[c]	4.96	1.80	.01	.23	1.96
Net Assets, end of period ($ x 1,000)	3,005,342	3,498,262	3,318,127	3,435,107	3,211,177	3,245,834

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

8

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Investor Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.025	.047	.016	.000[a]	.002	.017
Distributions:
Dividends from net investment income	(.025)	(.047)	(.016)	(.000)[a]	(.002)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.47[b]	4.80	1.59	.01	.16	1.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[c]	.46	.46	.46	.46	.47
Ratio of net expenses to average net assets	.45[c]	.45	.39	.05	.29	.47
Ratio of net investment income to average net assets	4.92[c]	4.68	1.68	.00[d]	.16	1.68
Net Assets, end of period ($ x 1,000)	312,414	293,819	200,348	170,780	321,743	428,964

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d Amount represents less than .01%

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Administrative Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.025	.049	.017	.000[a]	.002	.018
Distributions:
Dividends from net investment income	(.025)	(.049)	(.017)	(.000)[a]	(.002)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.55[b]	4.96	1.71	.01	.20	1.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31[c]	.31	.31	.31	.31	.32
Ratio of net expenses to average net assets	.30[c]	.30	.27	.06	.25	.32
Ratio of net investment income to average net assets	5.07[c]	4.86	1.35	.01	.15	1.79
Net Assets, end of period ($ x 1,000)	576,772	324,267	296,075	678,022	525,656	611,072

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

10

	Six Months Ended
	July 31, 2024	Year Ended January 31,
Participant Shares	(Unaudited)	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.024	.046	.015	.000[a]	.001	.015
Distributions:
Dividends from net investment income	(.024)	(.046)	(.015)	(.000)[a]	(.001)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.39[b]	4.65	1.48	.01	.13	1.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61[c]	.61	.61	.61	.61	.62
Ratio of net expenses to average net assets	.60[c]	.60	.49	.06	.31	.62
Ratio of net investment income to average net assets	4.77[c]	4.56	1.42	.00[d]	.14	1.48
Net Assets, end of period ($ x 1,000)	208,397	325,126	308,438	327,148	378,134	416,833

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

d Amount represents less than .01%

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Government Securities Cash Management (the “fund”) is a separate diversified series of Dreyfus Government Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative and Participant. Each share class of the fund are subject to a Shareholder Services Plan. Participant shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Directors (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

12

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	-	685,776,304	-	685,776,304
U.S. Treasury Bills	-	3,050,225,537	-	3,050,225,537
U.S. Treasury Floating Rate Notes	-	429,979,196	-	429,979,196
U.S. Treasury Notes	-	14,570,060	-	14,570,060

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Interest Rate Risk: This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.

U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $72,938 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2024. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2024 was as follows: ordinary income $198,029,058. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended July 31, 2024, there was no reimbursments pursuant to the Agreement.

The Adviser has contractually agreed, from February 1, 2024 through May 31, 2025, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after May 31, 2025, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $216,245 during the period ended July 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Compensation Shareholder Services Plan, with respect to Investor, Administrative and Participant shares (the “Compensation Shareholder Service Plans”), Investor, Administrative and Participant shares pay the Distributor at annual rate of .25%, .10% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The service provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended July 31, 2024, Investor, Administrative and Participant shares were charged $388,934, $210,510 and $404,374, respectively, pursuant to each of their respective Compensation Shareholder Service Plans.

Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of

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average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2024, Institutional shares were charged $11,538, pursuant to the Reimbursement Shareholder Services Plan.

(c) Under the Administrative Services Plan, with respect to Participant shares, pursuant to which the fund may pay the Distributor for the provision of certain types of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .15% of the value of their average daily net assets attributable to the fund’s Participant shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended July 31, 2024, Participant shares were charged $242,625, pursuant to the Administrative Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2024, the fund was charged $1,613 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $496.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2024, the fund was charged $41,971 pursuant to the custody agreement.

During the period ended July 31, 2024, the fund was charged $13,672 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $712,151, Administrative Services Plan fees of $26,107, Shareholder Services Plans fees of $161,498, Custody Fees of $35,869, Chief Compliance Officer fees of $5,613 and Transfer Agent fees of $736, which are offset against an expense reimbursement currently in effect in the amount of $35,608.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3―Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

16

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on May 8, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional U.S. government money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds (the “Performance Universe”), all for various periods ended March 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional U.S. government money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or below the Performance Group median and was below the Performance Universe median for all periods. The fund’s net total return performance was at or below the Performance Group median and was above the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total

19

expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was slightly higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

•  The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund

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pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0610NCSRSA0724

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 17, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: September 16, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)